Advances for Vessels Under Construction and Vessels, net (Schedule of Vessels, Net in the Accompanying Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Vessel Cost
Beginning balance	$ 1,114,247
Additions for vessel acquisitions and improvements	118
Additions for vessel improvements	25,008
Vessel disposals	(20,993)
Vessel held for sale	(25,008)
Ending balance	1,068,364
Accumulated Depreciation
Beginning balance	(214,055)
Vessel disposals	10,266
Vessel held for sale	6,583
Depreciation for the period	(19,260)
Ending balance	(216,466)
Net Book Value
Beginning balance	900,192
Additions for vessel acquisitions and improvements	118
Additions for vessel improvements	25,008
Vessel disposal	(10,727)
Vessel held for sale	(18,425)	$ 0
Depreciation for the period	(19,260)
Ending balance	$ 851,898